Transactions with Related Parties - Vessels Charter Hire and Management Fees (Details) (USD $)	6 Months Ended	11 Months Ended	12 Months Ended	6 Months Ended					12 Months Ended	3 Months Ended		6 Months Ended						3 Months Ended		6 Months Ended		2 Months Ended	24 Months Ended	2 Months Ended	24 Months Ended	2 Months Ended	24 Months Ended	3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2014 Navios Apollon	Dec. 31, 2012 Navios Apollon	Dec. 31, 2013 Navios Apollon	Jun. 30, 2014 Navios Prosperity	Jun. 30, 2014 Navios Libra	Jun. 30, 2014 Navios Felicity	Jun. 30, 2014 Navios Aldebaran	Jun. 30, 2014 Navios Hope	Dec. 31, 2013 Navios Melodia	Jun. 30, 2014 All ships	Jun. 30, 2013 All ships	Jun. 30, 2014 All ships	Jun. 30, 2013 All ships	Jun. 30, 2014 Navios Partners' Ultra-Handymax vessel	Jun. 30, 2014 Navios Partners' Panamax vessel	Jun. 30, 2014 Navios Partners' Capesize vessel	Jun. 30, 2014 Navios Partners' Container vessel	Jun. 30, 2014 Navios Partners' Ultra-Handymax, Panamax, Capesize and Container vessel	Jun. 30, 2013 Navios Partners' Ultra-Handymax, Panamax, Capesize and Container vessel	Jun. 30, 2014 Navios Partners' Ultra-Handymax, Panamax, Capesize and Container vessel	Jun. 30, 2013 Navios Partners' Ultra-Handymax, Panamax, Capesize and Container vessel	Jun. 30, 2014 Navios Acquisition's MR2 product tanker and chemical tanker vessel	Apr. 30, 2014 Navios Acquisition's MR2 product tanker and chemical tanker vessel	Jun. 30, 2014 Navios Acquisition's LR1 product tanker vessel	Apr. 30, 2014 Navios Acquisition's LR1 product tanker vessel	Jun. 30, 2014 Navios Acquisition's VLCC vessel	Apr. 30, 2014 Navios Acquisition's VLCC vessel	Jun. 30, 2014 Navios Acquisition's MR2, LR1 and VLCC vessel	Jun. 30, 2013 Navios Acquisition's MR2, LR1 and VLCC vessel	Jun. 30, 2014 Navios Acquisition's MR2, LR1 and VLCC vessel	Jun. 30, 2013 Navios Acquisition's MR2, LR1 and VLCC vessel	Jun. 30, 2014 Navios Acquisition Agreement	Jun. 30, 2014 Navios Europe's tanker and container vessel	Jun. 30, 2013 Navios Europe's tanker and container vessel	Jun. 30, 2014 Navios Europe's tanker and container vessel	Jun. 30, 2013 Navios Europe's tanker and container vessel
Lease term in years	2 years			1 year with two six-month extension options	3 years	1 year with two six-month extension options	6 months with a six-month extension option	1 year	4 months
Charter hire daily rate	$ 13,500	$ 12,500	$ 13,500	$ 12,000	$ 12,000	$ 12,000	$ 11,000	$ 10,000	$ 15,000
Terms of settlement of related party transaction	50/50 profit sharing based on actual earnings.			The owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.	50/50 profit sharing based on actual earnings.	The owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.	The owners will receive 100% of the first $2.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.	50/50 profit sharing based on actual earnings.
Voyage expenses										6,416,000	4,366,000	12,761,000	7,697,000
Daily management fee														4,000	4,100	5,100	6,500					6,000	6,000	7,000	7,000	9,500	10,000
Annual fee received																		12,240,000	8,585,000	24,244,000	17,077,000							23,787,000	15,826,000	46,087,000	29,924,000		4,861,000	0	9,299,000	0
Terms of reimbursement of fees and expenses under the management agreement																																Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing September 28, 2012, Navios Acquisition could, upon request, reimburse the Navios Holdings partially or fully for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than December 31, 2014, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
Fixed drydocking expenses																							$ 300,000		$ 300,000